Risk management - Hedge recognised in other comprehensive income (Details) - Hedge of a net investment in a foreign operation (Note 29.1.3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,069,316	$ 97,362	$ 155,359
Exchange difference	87,524	1,381,900	(86,892)
Ineffectiveness	0	378	329
Deferred income tax	(26,257)	(410,324)	28,566
Hedging instrument at the end of the period	$ 1,130,583	$ 1,069,316	$ 97,362